May 28, 2020
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Portfolio Optimization Conservative

SUPPLEMENT DATED MAY 28, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS A, CLASS C, CLASS I, AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class A, Class C, Class I and Advisor Class Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary Section

Pacific Funds Portfolio Optimization Conservative – In the Principal Risks from Holdings in Underlying Funds subsection, Sector Risk is deleted.